Apr. 30, 2019

LITMAN GREGORY FUNDS TRUST

Supplement dated October 31, 2019 to the Prospectus

of the Litman Gregory Funds Trust dated April 30, 2019

This supplement provides new and additional information beyond that contained in the Prospectus, effective November 1, 2019, and should be read in conjunction with the Prospectus.

The table entitled “Fees and Expenses of the Alternative Strategies Fund” and the related example on page 13 of the Prospectus are hereby deleted and replaced in their entirety by the table and example set forth below:

Fees and Expenses of the Alternative Strategies Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Alternative Strategies Fund.

Shareholder Fees (fees paid directly from your investment)
	Institutional Class None	Investor Class None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management Fees	1.40%	1.40%
Distribution and or Service (12b-1) Fees	None	0.25%
Other Expenses Not Including Dividend or Interest Expense	0.16%	0.16%
Dividend and Interest Expense	0.07%	0.07%
Total Other Expenses	0.23%	0.23%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%
Total Annual Fund Operating Expenses (1)	1.64%	1.89%
Fee Waiver and/or Expense Reimbursement (2)	(0.28)%	(0.28)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.36%	1.61%

(1)
Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of operating expenses to average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

(2)
Litman Gregory Fund Advisors, LLC (“Litman Gregory”), the advisor to the Alternative Strategies Fund, has contractually agreed, through April 30, 2020, to waive a portion of its advisory fees so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the Alternative Strategies Fund’s daily net assets retained by Litman Gregory is 0.50% on the first $2 billion of the Alternative Strategies Fund’s assets, 0.40% of the next $1 billion of the Alternative Strategies Fund’s assets, 0.35% of the next $1 billion of the Alternative Strategies Fund’s assets and 0.30% on assets over $4 billion. This agreement may be terminated at any time by the Board of Trustees (the “Board”) of the Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to Litman Gregory, and Litman Gregory may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.

Example

This example is intended to help you compare the cost of investing in the Alternative Strategies Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Alternative Strategies Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Alternative Strategies Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$167	$518	$893	$1,945
Investor Class	$192	$594	$1,022	$2,213